                        KELLER ROHRBACK L.L.P. Letterhead



                                November 27, 2006


Mr. Todd K. Schiffman
U.S. Securities and Exchange Commission
Division of Corporate Finance, #7 Financial Services
100 F Street NE

Washington, DC 20549

         Re:      WSB Financial Group, Inc.
                  Amendment No. 4 to Registration Statement on Form S-1 File No. 333-137038

Dear Mr. Schiffman:

     This letter accompanies the above-referenced filing and responds to your letter, dated November 22, 2006, to David K. Johnson, President and Chief Executive Officer of WSB Financial Group, Inc., relating to the Registration Statement on Form S-1, File No. 333-137038.

     We are filing Amendment No. 4 today on Edgar in response to these comments. Four marked copies of Amendment No. 4 are enclosed to expedite your review.

Cover Page

     1. We note your response to comment 3 of our letter to you dated November 9, 2006. Please revise footnote 1 to clarify that the data is based upon your assumption that you will sell not sell any of the 325,000 shares offered for sale under the directed share program to directors, officers, employees, business associates and 538 other persons.

         Response: We have inserted additional language in footnote 1 of the cover page of the prospectus in the Amendment, as requested, to clarify that we are assuming that none of these shares are sold to participants in the directed share program.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
November 27, 2006
Page 2

WSB Financial Group, Inc., page 1

     2. We note your response, on page 1, to comment 4 of our letter to you dated November 9, 2006. Please revise this section, and similar disclosure elsewhere such as the MD&A and the Business section, as follows:

         o    as we have  requested  in  comment  4 of our  letter  to you dated
              November 9, 2006 and in comment 1 of our letter to you dated October 27, 2006, revise your claim, in the first sentence of the first paragraph and similar claims elsewhere such as on pages 21 and 56, that you have "an array of commercial bank and real estate lending products" to state, as the Federal Deposit Insurance Corporation states in its CRA Performance Evaluation that you are "a primarily mortgage-lending focused financial institution;" and

         Response: We have revised this sentence in this section and similar disclosures in the MD&A and Business sections on pages 21 and 56 of the Amendment, respectively, to state that our focus is "primarily on real estate lending products, and supplemented by commercial banking products and services." We respectfully submit that this description most accurately and completely characterizes the company's business activities and appropriately addresses the staff's concerns

         o supplement your claim, in the third paragraph and elsewhere such as page 56, that you are the "fastest growing bank in the Pacific Northwest" to disclose your rank based on dollar growth and disclose the highest growth by a bank in the Pacific Northwest was $5.8 billion while your growth was $306 million.

         Response: We have addressed this comment by eliminating the "growth rate" statement from the Summary on page 1 of the Amendment, and adding the requested disclosures based on dollar growth (adjusted to reflect the FDIC data through June 30, 2006) on page 56 of the Amendment.

Our Market Area, page 3

     3. We note your response, on page 3, to comment 5 of our letter to you dated November 9, 2006. Please revise this section, and similar disclosure elsewhere, as follows:

         o revise your statement, in the second paragraph, regarding the "national attention" that Kitsap County has received for its "economic success" to disclose that, according to the FDIC, your main office in Bremerton is located in a "low income" area and that the five branches are located in "middle income" areas;

         Response: We have revised this statement to address this new comment by deleting the references to "national" attention and "economic successes." We have added the requested disclosure concerning the FDIC's characterization of the income levels in which our branches

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
November 27, 2006
Page 3


and LPOs are located in the Risk Factors section on page 9 of the Amendment in response to comment 6 below.

         o revise your claim, in the second paragraph, that Bremerton was "named one of the country's hottest small cities" to disclose that this designation was for the hottest cities for entrepreneurs; and

         Response: We have revised this claim as requested, on pages 3 and 58 of the Amendment.

         o revise your claim that you benefit from the economic activity in and around the Seattle metropolitan area to clarify that you do not have any branch offices in the Seattle metropolitan area and to disclose the FDIC finding that the lending volumes in both your locations closest to Seattle, (the branch in Mason County and your loan office in Federal Way) "are not as significant [as your other branches and loan offices] and do not greatly impact the bank's overall performance."

         Response: We have modified the company's claim of benefiting from the Seattle metropolitan area to disclose the percentage of loans and deposits originated in this area as of September 30, 2006, on pages 57 and 59 of the
Amendment. We note, however, that the company's Gig Harbor branch in Pierce County and its Federal Way LPO in south King County (which is scheduled to be converted into a branch in December 2006) are located in the Seattle
Metropolitan Statistical Area (Seattle MSA), which the U.S. Census Bureau defines as including Pierce, King and Snohomish counties. We have clarified our definition of the Seattle metropolitan area throughout the Amendment, including pages 1, 4 and 57 of the Amendment, as including the "Seattle MSA."

The Offering, page 5

     4. We note your response to comment 5 of our letter to you dated November 9, 2006. Please revise the second bullet point, and the section on page 97, to clarify that

         o you assume that you will sell none of the 325,000 shares offered for sale under the directed share program to directors, officers, employees, business associates and 538 other persons; and

         o your assumption is based upon the fact that none of these persons have made binding commitments to purchase any shares or have made indications of interest.

         Response: We have made the requested revisions on pages 5 and 97 of the Amendment, making it clear that the proceeds assume none of the 325,000 shares will be purchased by participants in the directed share program, because they have not made any binding commitments or indications of interest.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
November 27, 2006
Page 4

Management's Discussion and Analysis, page 21

     5.  Please revise the third paragraph on page 21 as follows:

         o    disclose the percentage of revenues from real estate loans;

         o discuss and provide analysis of the findings of the FDIC in its CRA Evaluation that your "portfolio figures do not provide an accurate portrayal of the bank's actual lending activity" since the portfolio figures do not include the "significant amount" of residential loans that you make and sell; and

         o provide analysis of the extent that your revenues are derived from residential mortgages and real estate generally and the risks that real estate market declines.

         Response: We have provided all of these new disclosures as requested, on page 21 of the Amendment.

Kitsap County, page 57

     6. We note your response to comment 13 of our letter to you dated November 9, 2006. Please revise the first paragraph to disclose that, according to the FDIC, your main office in Bremerton is located in a "low income" area and that the other branches are located in "middle income" areas.

         Response: We have included this additional disclosure in Risk Factors on page 9 of the Amendment. See also our response to comment 3, first bullet point.

Seattle Metropolitan Area, page 59

     7. As we requested in comment 14 of our letter to you dated November 9, 2006, please disclose percentage of loans and the percentage of your deposits that originate in Seattle and the Seattle metropolitan area or disclose that you do not have such information. In addition, please disclose the following:

         o that you do not have any branches or loan offices in Seattle or in the Seattle metropolitan area; and

         Response: We have included the percentages of the company's loans and deposits originated in the Seattle metropolitan area (which we have redefined as the Seattle MSA, as described above in response to comment 3, third bullet point), on page 59 of the Amendment and disclosed that we do not have any branches or LPOs in the city of Seattle and that the company believes the amount of any company's loans and deposits originated in the city of Seattle is insignificant.
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Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
November 27, 2006
Page 5

         o that the FDIC found that the lending volumes in both your locations closest to Seattle, (the branch in Mason County and your loan office in Federal Way) "are not as significant [as your other branches and loans offices] and do not greatly impact the bank's overall performance."

          Response: We have added this new disclosure on page 59 of the Amendment, as requested.

Underwriting, page 94

     8. As we requested in comment 16 of our letter to you dated November 9, 2006, please provide more detail regarding the circumstances under which D.A. Davidson may change the offering price and other selling terms including, but not limited to, the following:

         o when you are legally permitted to change the offering price and offering terms;

         o what disclosure you will make if you change the offering price and offering terms; and

         o whether you will sell some shares within the offering range and some shares below the offering range.

         Response: We have revised the disclosure on page 94 of the Amendment to provide that after the offering, the offering price and concessions and allowances to broker/dealers may be changed.

         The updated letter from LC Financial Advisors, LLC and the updated consents of Moss Adams LLP, Ball & Treger, LLP and LC Financial Advisors, LLC are attached to Amendment No. 4 as Exhibits 16.1, 23.1, 23.2 and 23.4, respectively. In addition, the updated consent of Keller Rohrback L.L.P. is attached as Exhibit 5.1, and we are filing Exhibit 1.1, the underwriting agreement with changes, and Exhibit 10.9, the Fiserv agreement as resubmitted to the SEC for confidential treatment.

Mr. Todd K. Schiffman                                     KELLER ROHRBACK L.L.P.
November 27, 2006
Page 6


         The   required   statement   from   the   company   acknowledging   its
responsibility for disclosures in the filing and the status of Staff comments, is also enclosed.

         Please call the undersigned at (206) 224-7585 (direct) with any questions.

                                                     Very truly yours,


                                                     /s/ Thomas A. Sterken
                                                     ---------------------
                                                     Thomas A. Sterken

TAS:sjm
Encs:    Company Acknowledgement
         Marked copy of Amendment No. 4

cc w/encs.:       Jonathan E. Gottlieb
                  Margaret B. Fitzgerald

cc: w/o encs.:    David K. Johnson
                  C.J. Voss

                            COMPANY ACKNOWLEDGEMENT


     The registrant, WSB Financial Group, Inc. ("Company"), hereby acknowledges to the U.S. Securities and Exchange Commission ("Commission"), with respect to the Company's Registration Statement on Form S-1, File No. 333-137038, filed August 31, 2006, and amendments thereto, as follows:

     1. The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

     2. Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     3. The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     DATED this 27th day of November, 2006.

                                      WSB FINANCIAL GROUP, INC.



                                      By: /s/ David K. Johnson
                                          --------------------
                                          David K. Johnson
                                          President and Chief Executive Officer